Nature of Business and Organization - Schedule of Fair Values of Net Assets Acquired and Liabilities Assumed (Details)	Dec. 31, 2024 USD ($)
Acquisition of Cheyi BVI [Member]
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Line items]
Accounts receivable, net	$ 216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts and notes payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net liabilities (assets)	7,836,077
Add: Goodwill	14,157,570
Total purchase price for acquisition net of cash	21,993,647
Acquisitions of Yinhua [Member]
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Line items]
Accounts receivable, net	4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net liabilities (assets)	3,585,114
Add: Goodwill	5,364,709
Total purchase price for acquisition net of cash	8,949,823
Feipeng BVI [Member]
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Line items]
Accounts receivable, net	3,746,298
Prepayments	550,944
Others receivable	246,748
Equipment, net	123,446
Deposits	610,393
Short-term bank borrowings	(1,884,823)
Accounts and notes payable	(1,546,037)
Others payable and accrued liabilities	(1,383,077)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)
Total identifiable net liabilities (assets)	(1,110,416)
Add: Goodwill	13,715,130
Total purchase price for acquisition net of cash	12,604,714
Alliance BVI [Member]
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Line items]
Prepayments	1,587,580
Others receivable	106,839
Inventory	29,846
Property and equipment, net	868,434
Others payable and accrued liabilities	(3,326,020)
Tax payable	(3,483)
Total identifiable net liabilities (assets)	(736,805)
Add: Goodwill	22,029,753
Total purchase price for acquisition net of cash	$ 21,292,948